SEGMENT INFORMATION - Balance Sheet Information (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total assets	$ 98,885	$ 102,591
Total liabilities	58,683	64,342
Equity accounted investments	20,727	19,547	$ 19,435
Office
Disclosure of operating segments [line items]
Total assets	30,524	29,656
Total liabilities	15,376	14,954
Equity accounted investments	8,298	7,805
Retail
Disclosure of operating segments [line items]
Total assets	30,647	30,693
Total liabilities	11,188	12,266
Equity accounted investments	9,984	9,823
LP Investments
Disclosure of operating segments [line items]
Total assets	36,442	40,812
Total liabilities	25,321	30,183
Equity accounted investments	2,445	1,919
Corporate
Disclosure of operating segments [line items]
Total assets	1,272	1,430
Total liabilities	6,798	6,939
Equity accounted investments	$ 0	$ 0